Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Loan reserves	$ 26,853	$ 27,146
Stock-based compensation plans	28,211	32,965
Deferred revenue	607	829
Operating loss and credit carryovers	1,273	1,038
Discount on asset-backed securities	0	16,574
Unrealized gains (losses)	1,849	0
Accrued expenses not currently deductible	2,853	1,159
Other	2,133	0
Total deferred tax assets	63,779	79,711
Deferred tax liabilities
Unrealized gains (losses)	0	8,791
Gains/(losses) on repurchased debt	3,181	2,033
Other	0	3,823
Total deferred tax liabilities	3,181	14,647
Net deferred tax assets	$ 60,598	$ 65,064